                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen E. Memishian
Title:  Managing Partner
Phone:  914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian           Mount Kisco, NY           7/31/08
--------------------------  -------------------------------  --------
      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number      Name
   28-__________________     _________________
   [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  1,426,809,000
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 06/30/08
                         RUN DATE: 07/31/08 9:06 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:       0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  58

FORM 13F INFORMATION TABLE VALUE TOTAL:  $1,426,809,000

LIST OF OTHER INCLUDED MANAGERS:

NO.  13F FILE NUMBER   NAME

PORTVUE-SEC13F.LNP  DSM CAPITAL PARTNERS LLC    PAGE 1
RUN DATE: 07/31/08  9:06 A.M.
                    FORM 13F INFORMATION TABLE
                    AS OF DATE :06/30/08

                                                                              VOTING AUTHORITY
                                                                              -----------------
                   TITLE                    SHARES/
                    OF              VALUE     PRN   SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER     CLASS   CUSIP   (x$1000)   AMT   PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
--------------     ----- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
ABB LTD...........  COM  000375204   52399  1850232 SH       DEFINED           0   1850232  0
ADOBE SYSTEMS.....  COM  00724F101   45195  1147369 SH       DEFINED           0   1147369  0
AFFILIATED
  MANAGERS........  COM  008252108     323     3590 SH       DEFINED           0      3590  0
ALLERGAN..........  COM  018490102   32853   631176 SH       DEFINED           0    631176  0
ANSYS INC.........  COM  03662Q105     405     8595 SH       DEFINED           0      8595  0
APPLE
  COMPUTER........  COM  037833100   39436   235521 SH       DEFINED           0    235521  0
ARM HOLDINGS......  COM  042068106     297    58400 SH       DEFINED           0     58400  0
AUTODESK..........  COM  052769106   35067  1037164 SH       DEFINED           0   1037164  0
AUTOMATIC DATA
  PROCESSING......  COM  053015103   41939  1000923 SH       DEFINED           0   1000923  0
C H ROBINSON
  WORLDWIDE.......  COM  12541W209   29574   539271 SH       DEFINED           0    539271  0
C. R. BARD........  COM  067383109     553     6290 SH       DEFINED           0      6290  0
CAMERON
  INTERNATIONAL...  COM  13342B105   52214   943336 SH       DEFINED           0    943336  0
CELGENE...........  COM  151020104  141485  2215204 SH       DEFINED           0   2215204  0
CGG VERITAS.......  COM  204386106     455     9635 SH       DEFINED           0      9635  0
CHART
  INDUSTRIES......  COM  16115Q308     691    14215 SH       DEFINED           0     14215  0
CISCO SYSTEMS.....  COM  17275R102   41013  1763225 SH       DEFINED           0   1763225  0
COGNIZANT
  TECHNOLOGY
  SOLUTIONS.......  COM  192446102   35119  1080255 SH       DEFINED           0   1080255  0
CONCEPTUS.........  COM  206016107     268    14470 SH       DEFINED           0     14470  0
CORE
  LABORATORIES....  COM  N22717107     677     4755 SH       DEFINED           0      4755  0
COVANCE...........  COM  222816100   34612   402375 SH       DEFINED           0    402375  0
CUBIST
  PHARMACEUTICALS.  COM  229678107     365    20450 SH       DEFINED           0     20450  0
CVS/CAREMARK
  CORP............  COM  126650100   40017  1011304 SH       DEFINED           0   1011304  0
DIGITAL RIVER.....  COM  25388B104     360     9320 SH       DEFINED           0      9320  0
EXPEDITORS
  INTERNATIONAL...  COM  302130109   18918   439952 SH       DEFINED           0    439952  0
FMC
  TECHNOLOGIES....  COM  30249U101   34105   443327 SH       DEFINED           0    443327  0
GENZYME...........  COM  372917104   78236  1088430 SH       DEFINED           0   1088430  0
GEN-PROBE.........  COM  36866T103   34144   718671 SH       DEFINED           0    718671  0
GOOGLE............  COM  38259P508   75469   143363 SH       DEFINED           0    143363  0
HARRIS CORP.......  COM  413875105     410     8115 SH       DEFINED           0      8115  0
HOLOGIC...........  COM  436440101   37172  1705142 SH       DEFINED           0   1705142  0
IDEXX LABS INC
  COM.............  COM  45168D104     417     8560 SH       DEFINED           0      8560  0
INTEGRA
  LIFESCIENCES....  COM  457985208     278     6260 SH       DEFINED           0      6260  0
INTERTEK GROUP
  PLC.............  COM  G4911B108     437    22195 SH       DEFINED           0     22195  0
INVESCO LTD.......  COM  G491BT108   27497  1146649 SH       DEFINED           0   1146649  0
ION
  GEOPHYSICAL.....  COM  462044108     591    33885 SH       DEFINED           0     33885  0
LENOVO GROUP
  ADR.............  COM  526250105     436    32200 SH       DEFINED           0     32200  0
MICROSEMI.........  COM  595137100     330    13090 SH       DEFINED           0     13090  0
MICROSOFT.........  COM  594918104   30345  1103045 SH       DEFINED           0   1103045  0
MONOLITHIC
  POWER...........  COM  609839105     387    17900 SH       DEFINED           0     17900  0
MONSANTO..........  COM  61166W101   53126   420167 SH       DEFINED           0    420167  0
MORNINGSTAR.......  COM  617700109     526     7298 SH       DEFINED           0      7298  0
NATIONAL
  INSTRUMENTS.....  COM  636518102     346    12195 SH       DEFINED           0     12195  0
NETAPP INC COM....  COM  64110D104     381    17590 SH       DEFINED           0     17590  0
NEWS CORP.........  COM  65248E104   33841  2250075 SH       DEFINED           0   2250075  0
NUANCE
  COMMUNICATIONS..  COM  67020Y100     326    20830 SH       DEFINED           0     20830  0
OCEANEERING INTL
  INC COM.........  COM  675232102     476     6180 SH       DEFINED           0      6180  0
PETROLEUM
  GEO-SERVICES....  COM  716599105     510    20790 SH       DEFINED           0     20790  0
SCHERING
  PLOUGH..........  COM  806605101   49092  2493258 SH       DEFINED           0   2493258  0
SCHLUMBERGER......  COM  806857108  120809  1124535 SH       DEFINED           0   1124535  0
SEI
  INVESTMENTS.....  COM  784117103   50511  2147580 SH       DEFINED           0   2147580  0
SMART BALANCE.....  COM  83169Y108     243    33715 SH       DEFINED           0     33715  0
STRYKER...........  COM  863667101   53154   845332 SH       DEFINED           0    845332  0
SYNAPTICS.........  COM  87157D109     380    10060 SH       DEFINED           0     10060  0
VARIAN MEDICAL
  SYSTEMS.........  COM  92220P105   50371   971480 SH       DEFINED           0    971480  0
WADDELL & REED
  FINANCIAL.......  COM  930059100     434    12410 SH       DEFINED           0     12410  0
WEATHERFORD.......  COM  G95089101   47001   947787 SH       DEFINED           0    947787  0
W-H ENERGY........  COM  92925E108     204     2130 SH       DEFINED           0      2130  0
ZOLL MEDICAL......  COM  989922109     589    17480 SH       DEFINED           0     17480  0